Property, Plant and Equipment, Net - Changes in Carrying Amount of Property, Plant and Equipment (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	₩ 29,596,698	₩ 29,400,141
Acquisitions	5,110,373	3,438,584
Business Combination	534,101
Disposals	(72,780)	(98,843)
Depreciation	(3,168,721)	(3,109,021)
Impairment loss	(213,183)	(302,163)
Others	(5,292)	268,000
Ending	31,781,196	29,596,698
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	2,702,715	2,590,087
Acquisitions	89,357	66,015
Business Combination	248,858
Disposals	(1,247)	(117)
Depreciation	0
Impairment loss	0	5,670
Others	63,482	41,060
Ending	3,103,165	2,702,715
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	4,204,450	4,161,400
Acquisitions	127,837	22,559
Business Combination	37,741
Disposals	(9,957)	(4,001)
Depreciation	(317,350)	(316,999)
Impairment loss	(11,230)	(32,863)
Others	143,403	374,354
Ending	4,174,894	4,204,450
Structures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	3,131,795	3,025,226
Acquisitions	82,130	15,728
Business Combination	38,535
Disposals	(3,274)	(15,727)
Depreciation	(253,996)	(233,370)
Impairment loss	(5,084)	(4,900)
Others	172,821	344,838
Ending	3,162,927	3,131,795
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	16,420,156	16,857,307
Acquisitions	597,172	206,564
Business Combination	1,216
Disposals	(33,511)	(31,769)
Depreciation	(2,303,917)	(2,283,704)
Impairment loss	(184,706)	(77,173)
Others	1,926,420	1,748,931
Ending	16,422,830	16,420,156
Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	46,030	37,156
Acquisitions	15,592	14,896
Business Combination	902
Disposals	(1,017)	(832)
Depreciation	(18,717)	(15,242)
Impairment loss	(123)	(58)
Others	9,464	10,110
Ending	52,131	46,030
Tools [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	77,795	60,301
Acquisitions	32,386	21,802
Business Combination	203
Disposals	(187)	(782)
Depreciation	(37,170)	(30,864)
Impairment loss	(351)	(69)
Others	18,285	27,407
Ending	90,961	77,795
Furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	166,162	127,459
Acquisitions	33,936	28,178
Business Combination	1,963
Disposals	(1,175)	(1,630)
Depreciation	(59,359)	(47,135)
Impairment loss	(1,990)	(667)
Others	33,808	59,957
Ending	173,345	166,162
Finance lease assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	867,746	773,700
Acquisitions	184,260	224,667
Business Combination	193,572
Disposals	(22,029)	(8,320)
Depreciation	(168,521)	(172,443)
Impairment loss	0	(1,547)
Others	(133,830)	51,689
Ending	921,198	867,746
Construction-in-progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	1,825,167	1,617,540
Acquisitions	3,947,703	2,838,175
Business Combination	11,111
Disposals	(383)	(10,789)
Depreciation	0
Impairment loss	(9,699)	(190,556)
Others	(2,235,874)	(2,429,203)
Ending	3,538,025	1,825,167
Bearer plants [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	154,682	149,965
Acquisitions	0
Business Combination	0
Disposals	0	(24,876)
Depreciation	(9,691)	(9,264)
Impairment loss	0
Others	(3,271)	38,857
Ending	₩ 141,720	₩ 154,682